Unaudited Interim Condensed Consolidated Statements of Operations - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenues
Total revenues	$ 15,151,822	$ 16,443,808
Operating expenses
Voyage expenses	1,015,058	610,292
Gain on inventories	(182,633)
Operating lease expenses (Note 7)	7,217,463	4,907,901
Other operating income	(732,971)
Charter-in expenses (Note 7)		1,320,063
General and administrative expenses (Note 15)	10,436,785	6,805,999
Amortization of intangible asset (Note 9)	14,700	8,437
Depreciation (Note 4)	23,956	14,620
Total expenses, net	17,792,358	13,667,312
Operating (loss)/income	(2,640,536)	2,776,496
Other income/(expenses), net
Interest income, net	92,314	205,360
Finance income/ (costs), net (Note 8)	83,314	(976,588)
Finance costs, related party (Note 3, 8)	0	(77,117)
Other (expenses)/ income, net	(3,758,110)	106,342
Interest income, related parties	5,060
Share of loss from joint venture (Note 10)	(78,210)
Foreign exchange gains/ (losses)	308,422	(163,612)
Total other expenses, net	(3,347,210)	(905,615)
Net (loss)/income from continuing operations	(5,987,746)	1,870,881
Net loss from discontinued operations (Note 14)	(13,770,740)
Net (loss)/income	$ (19,758,486)	$ 1,870,881
Net (loss)/ income from continuing operations per:
Net (loss)/ income from continuing operations per: common share, basic (Note 12)	$ (0.1)	$ 0.03
Net (loss)/ income from continuing operations per: common share, diluted (Note12)	$ (0.1)	$ 0.03
Weighted-average shares outstanding continuing operations
Weighted-average shares outstanding continuing operations common share , basic	57,993,297	57,102,588
Weighted-average shares outstanding continuing operations common share , diluted	57,993,297	57,102,588
Net loss from discontinued operations per:
Net loss from discontinued operations common share, basic (Note 12)	$ (0.24)
Net loss from discontinued operations common share, diluted (Note 12)	$ (0.24)
Weighted-average shares outstanding disontinued operations
Weighted-average shares outstanding discontinued operations common share , basic	57,993,297	57,102,588
Weighted-average shares outstanding discontinued operations common share , diluted	57,993,297	57,102,588
Net (loss)/ income per:
Common share, basic (Note 12)	$ (0.34)	$ 0.03
Common share, diluted (Note 12)	$ (0.34)	$ 0.03
Weighted-average shares outstanding
Common share, basic	57,993,297	57,102,588
Common share, diluted	57,993,297	57,102,588
Trade Revenues
Revenues
Total revenues	$ 1,864,769	$ 1,620,979
Trade Revenues Related Parties
Revenues
Total revenues	3,818,694	5,561,659
Voyage and Time Charter Revenues
Revenues
Total revenues	$ 9,468,359	8,611,448
Syndication Income Related Party
Revenues
Total revenues		$ 649,722